ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Amount of accounts receivable pledged as collateral for borrowings	¥ 474,000		¥ 1,006,000
Third parties
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Accounts receivables - current	23,347,412		17,259,003
Allowance for credit losses - current	(685,231)		(584,127)
Accounts receivable, net - current	¥ 22,662,181	$ 3,191,901	¥ 16,674,876